Subsidiary Guarantor Information - Summary of Principal Amount Outstanding of Registered Debt Securities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
6.625% Guaranteed Bonds due 2035 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 1,750,000
6.625% Guaranteed Bonds due 2038 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 491,175
8.625% Bonds due 2022 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 160,245
8.625% Guaranteed Bonds due 2023 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 106,507
9.50% Guaranteed Bonds due 2027 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 219,217
8.00% Notes due 2019 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 1,220,195
9.50% Guaranteed bonds due 2027 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 102,149
6.000% Notes due 2020 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 813,073
5.50% Notes due 2021 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 2,962,047
3.500% Notes due 2023 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 2,099,730
4.875% Notes due 2024 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 1,499,136
6.625% Notes due 2035 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 999,000
6.500% Bonds due 2041 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 3,000,000
4.875% Bonds 2022 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 2,097,055
3.125% Notes due 2019 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 187,595
3.500% Notes due 2020 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 678,722
5.50% Bonds due 2044 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 1,703,456
6.375% Bonds due 2045 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 2,999,980
5.625% Bonds due 2046 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 1,975,199
4.500% Notes due 2026 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 1,497,918
4.250% Notes due 2025 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 999,030
6.375% Notes due 2021 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 1,247,668
6.875% Notes due 2026 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 2,970,334
4.625% Notes due 2023 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 2,055,845
6.750% Bonds due 2047 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 5,997,558
5.350% Bonds due 2028 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 2,479,583
6.350% Bonds due 2048 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 3,323,470
6.500% Bonds due 2029 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 1,977,163
5.375% Notes due 2022 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Principal amount outstanding (U.S. $)	$ 1,490,682
Floating Rate Notes due 2022 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 986,171
6.250% Notes due 2027 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services
Principal amount outstanding (U.S. $)	$ 5,145,205